Fair Value Measurements, Quantitative Information About Level 3 (Q2) (Details) $ in Thousands	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Discounted Cash Flows [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans	$ 1,800	$ 1,900	$ 3,300
Nonrecurring [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans	1,436	1,621	1,915
Foreclosed assets	730	324	1,011
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans	1,436	1,621	1,915
Foreclosed assets	$ 730	$ 324	$ 1,011
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Appraisal Adjustments [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Foreclosed assets, unobservable input		0.1500
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input	0.0475
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input	0.0850
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Weighted Average [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input	0.0708
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Foreclosed assets, unobservable input	0.0800	0.15
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Foreclosed assets, unobservable input			0.1511
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Foreclosed assets, unobservable input			0.6047
Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Weighted Average [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Foreclosed assets, unobservable input	0.0800	0.15	0.3075
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans		$ 101	$ 1,915
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input			0.0425
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input			0.0650
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Weighted Average [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input			0.0589
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input		0.2000
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input		0.2500
Impaired Loans #1 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Appraisals [Member] | Appraisal Adjustments [Member] | Weighted Average [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input		0.2333
Impaired Loans #2 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans		$ 1,520
Impaired Loans #2 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Minimum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input		0.0475
Impaired Loans #2 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Maximum [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input		0.0850
Impaired Loans #2 [Member] | Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member] | Discounted Cash Flows [Member] | Discount Rate [Member] | Weighted Average [Member]
Quantitative information about level 3 fair value measurements [Abstract]
Impaired loans, unobservable input		0.0706